SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, beginning balance	64,705
Weighted average exrecise price, beginning balance	$ 0.001
Weighted average remaining contractual term (years), outstanding	8 years 10 months 17 days	9 years 4 months 17 days
Aggregate intrinsic value, beginning balance	$ 685
Stock options, granted
Weighted average exrecise price, granted
Stock options, exercised
Weighted average exrecise price, exercised
Stock options, forfeited/expired
Weighted average exrecise price, forfeited/expired
Stock options, ending balance	64,705	64,705
Weighted average exrecise price, ending balance	$ 0.001	$ 0.001
Aggregate intrinsic value, ending balance	$ 690	$ 685
Stock options, exercisable
Weighted average exrecise price, exercisable
Weighted average remaining contractual term (years), exercisable
Aggregate intrinsic value, exercisable
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, beginning balance	53,613
Weighted average exrecise price, beginning balance	$ 0.001
Weighted average remaining contractual term (years), outstanding	8 years 10 months 17 days	9 years 4 months 17 days
Aggregate intrinsic value, beginning balance	$ 568
Stock options, granted
Weighted average exrecise price, granted
Stock options, exercised
Weighted average exrecise price, exercised
Stock options, forfeited/expired
Weighted average exrecise price, forfeited/expired
Stock options, ending balance	53,613	53,613
Weighted average exrecise price, ending balance	$ 0.001	$ 0.001
Aggregate intrinsic value, ending balance	$ 572	$ 568
Stock options, exercisable
Weighted average exrecise price, exercisable
Weighted average remaining contractual term (years), exercisable
Aggregate intrinsic value, exercisable